Note 22 - Deferred tax assets and liabilities - Net Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Note 22 - Deferred tax assets and liabilities
Deferred tax assets		$ (789,615)	$ (208,870)
Deferred tax liabilities		631,605	269,069
Net deferred tax liability (asset)		(158,010)	60,199
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year		60,199	29,174
Translation differences		(89)	822
Increase due to business combinations	[1]	(22,177)
Charged to other comprehensive income		(2,204)	2,673
Income statement (credit) / charge		(193,739)	27,530
At the end of the year		$ (158,010)	$ 60,199

[1]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.